EMPLOYEES (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Summary of Employee Costs
Employee costs

	$ million
	2021	2020	2019
Remuneration	9,038	9,128	10,075
Social security contributions	819	793	844
Retirement benefits (see Note 18)	1,696	1,851	1,753
Share-based compensation (see Note 22)	539	359	537
Total [A]	12,092	12,131	13,209
[A] Excludes employees seconded to joint ventures and associates.
Summary of Average Employee Numbers
Average employee numbers

	Thousand
	2021	2020	2019
Integrated Gas	11	11	10
Upstream	12	14	14
Oil Products	30	34	32
Chemicals	2	2	4
Corporate [A]	27	25	23
Total [B]	82	86	83
[A] Includes all employees working in business service centres irrespective of the segment they support.
[B] Excludes employees seconded to joint ventures and associates (2021: 2,000 employees; 2020: 2,000 employees; 2019: 3,000 employees).